Financial instruments - Derivative Instruments Accounted for as Hedges Outstanding (Details)	Dec. 31, 2023 $ / $ $ / bbl Units canadianDollarPerPound barrel lb
ULSD zero-cost collars | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | barrel	45,000
ULSD swap contracts | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | barrel	137,100
US$/C$ zero-cost collars | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | Units	363,000,000
US$/C$ forward contracts | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | Units	421,000,000
Copper zero-cost collars | Fixed interest rate
Statement Line Items [Line Items]
Nominal amount of hedging instrument | lb	9,920,790
Less than one year | ULSD swap contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	108
Less than one year | US$/C$ forward contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.34
Less than one year | Bottom of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	99
Less than one year | Bottom of range | US$/C$ zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.30
Less than one year | Bottom of range | Copper zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | canadianDollarPerPound	4.00
Less than one year | Top of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	111
Less than one year | Top of range | US$/C$ zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.36
Less than one year | Top of range | Copper zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | canadianDollarPerPound	5.06
2025 | ULSD swap contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	111
2025 | US$/C$ forward contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.35
2025 | Bottom of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	102
2025 | Bottom of range | US$/C$ zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.32
2025 | Top of range | ULSD zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	113
2025 | Top of range | US$/C$ zero-cost collars
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.38
2026 | ULSD swap contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / bbl	102
2026 | US$/C$ forward contracts | Fixed interest rate
Statement Line Items [Line Items]
Average price of hedging instrument | $ / $	1.37